Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023		Apr. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	$ 7,477	[1]	$ 7,557
Reclassified as held for sale (note 15)	(7,484)
Exchange realignment	7		(80)
Ending balance	$ 0		$ 7,477	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.